Freight Costs (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Freight costs	$ 617	3,738	2,527	2,147
Freight costs, distribution expenses	$ 1,944	11,770	10,534	9,771